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MassMutual Strategic Bond Fund
MassMutual Strategic Bond Fund
INVESTMENT OBJECTIVE
This Fund seeks a superior total rate of return by investing in fixed income instruments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 143 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual Strategic Bond Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	4.25%		none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Strategic Bond Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%		0.40%	0.40%
Distribution and Service (Rule 12b-1) Fees	none	none	none	none	0.25%	0.25%		0.50%	none
Other Expenses	0.16%	0.26%	0.36%	0.46%	0.36%	0.41%	[1]	0.36%	0.26%
Total Annual Fund Operating Expenses	0.56%	0.66%	0.76%	0.86%	1.01%	1.06%		1.26%	0.66%
[1]	Other Expenses have been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Strategic Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	57	179	313	701
Class R5	67	211	368	822
Service Class	78	243	422	942
Administrative Class	88	274	477	1,061
Class R4	103	322	558	1,236
Class A	528	748	985	1,664
Class R3	128	400	692	1,523
Class Y	67	211	368	822

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 175% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage-backed securities, and money market instruments. The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities of these entities. The Fund may invest in emerging markets. The Fund may but will not necessarily engage in foreign currency transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to attempt to seek to hedge or to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of additional exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio); interest rate swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio); credit default swaps (for hedging purposes, to earn additional income, or as a substitute for direct investments); and hybrid instruments (as a substitute for direct investments). The Fund may also purchase and sell exchange-traded and over-the-counter options for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage. The Fund may purchase and sell securities on a when-issued, delayed delivery, or forward commitment basis. The Fund may also invest in money market securities, including commercial paper. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is managed by three subadvisers, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), and Brandywine Global Investment Management, LLC (“Brandywine Global”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets.
The Fund invests primarily in investment grade securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s, or, if unrated, determined by the subadviser to be of comparable quality), but may invest up to 25% of the portfolio in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Western Asset or Brandywine Global consider that doing so would be consistent with the Fund’s investment objective. Certain fixed income securities in which the Fund may invest pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset upon a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. The Fund may also acquire, and subsequently hold, warrants and other equity interests. The Fund’s effective duration is normally expected to be between three and nine years. If the Fund’s effective duration falls outside of this range, the Fund will take action to bring it within its expected range within a reasonable period of time. Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. Effective duration measures the price sensitivity of a bond with embedded options to changes in interest rates. It provides a more accurate measure of price volatility when, due to the embedded options, the cash flow characteristics of the bond change as interest rates shift.
Western Asset invests in the fixed income markets seeking to exceed returns of the Fund’s benchmark while approximating benchmark risk. Western Asset focuses on sector allocation, issue selection, duration weighting, and term structure when buying and selling securities for the Fund. Western Asset emphasizes diversification, the use of multiple strategies and identification of long-term trends. The three key factors that determine Western Asset’s allocation decisions for the Fund are: Western Asset’s broad economic outlook, its review of historical yield spreads for debt instruments versus Treasuries, and its evaluation of changes in credit quality and the corresponding impact on prices. Western Asset will determine the portion of the Fund’s assets it is responsible for to be allocated to non-U.S. dollar denominated securities from time to time. Western Asset Limited, an affiliate of Western Asset, has subadvisory responsibility for Western Asset’s non-U.S. dollar denominated investments. Western Asset Limited will select such investments based on its consideration of factors such as relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, and trade and current account balances.
Brandywine Global follows a value-driven, active, strategic approach to buying and selling securities for the Fund that considers duration, yield curve exposure, credit exposure, and sector weightings that are based upon the broad investment themes of its global macroeconomic research platform as they apply to U.S. markets. As part of its investment process, Brandywine Global develops an outlook for macroeconomic variables such as inflation, growth, and unemployment in the U.S., as well as in other countries that may impact U.S. fixed income sectors. Brandywine Global then develops a viewpoint on the business cycle and positions the strategy’s duration, sector weighting and credit exposures accordingly.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class I and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) and performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares, adjusted for Class R4 shares to reflect Class R4 expenses. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class R5 Shares

Highest Quarter:	4Q ’23,	8.58%	Lowest Quarter:	1Q ’22,	–6.43%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Average Annual Returns - MassMutual Strategic Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R5	6.48%	1.59%	2.37%
Class I	6.73%	1.70%	2.47%
Service Class	6.44%	1.48%	2.27%
Administrative Class	6.25%	1.38%	2.16%
Class R4	6.12%	1.23%	2.01%
Class A	1.62%	0.26%	1.47%
Class R3	5.95%	0.98%	1.75%
Class Y	6.44%	1.59%	2.37%
After Taxes on Distributions | Class R5	4.69%	0.02%	0.97%
After Taxes on Distributions and Sale of Fund Shares | Class R5	3.82%	0.69%	1.28%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%